Exhibit 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES - 2007-A SERIES
Monthly Servicer's Statement
for the month ended August 31, 2007

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	55.56%
From	01-Aug-07	15-Aug-07	17-Sep-07	Floating Allocation Percentage at Month-End	66.30%
To	31-Aug-07	17-Sep-07
Days

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2007-A balances were:		Payment Date	Period	Period
		5/17/2010	11/1/2009	No
Notes	$1,000,000,000.00

Principal Amount of Debt	$1,000,000,000.00
Required Overcollateralization	133,144,476.00
Incremental Overcollateralization Amount	0.00
Series Nominal Liquidation Amount	$1,133,144,476.00

Required Participation Amount	1,198,144,476.00		Accumulation Account
Excess Receivables	389,539,775.32		Beginning	$0.00

Total Collateral	$1,587,684,251.32		Additions	$0.00
			Ending Balance	$0.00
Collateral as Percent of Notes	158.77%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	33
	Total Pool		LIBOR	5.611250%
Beginning Gross Principal Pool Balance	$3,411,503,553.57		Applicable Margin	0.000000%
Total Principal Collections	(1,801,259,402.47)			5.611250%
Investment in New Receivables	1,617,303,155.32
Receivables Added for Additional Accounts	685,217.74			Actual	Per $1000
Repurchases	(37,894,147.24)		Interest	$5,143,645.83	$5.41
Principal Default Amounts	-		Principal	$0.00	$0.00
Principal Reallocation	-		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period					$5.41
Less Net CMA Offset	(325,771,889.25)
Less Servicing Adjustment	(6,734,835.18)		Total Due Investors	$5,143,645.83	5.611250%
Ending Balance	$2,857,831,652.49		Servicing Fee	944,287.06
			Excess Cash Flow	$1,670,230.32
SAP for Next Period	55.56%

Average Receivable Balance	$2,838,124,169.98
Monthly Payment Rate	63.47%		Reserve Account

Interest Collections			Required Balance	$7,500,000.00
During the past collection period, the following activity occurred:			Current Balance	7,500,000.00
			Deficit/(Excess)	$0.00
	NMOTR
	Total Pool
Total Interest Collections	$21,063,606.04
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$21,063,606.04